Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension and Other Postretirement Benefit Expense [Abstract]
Employee benefit plan expenses	$ 24	$ 23	$ 14